Organization and Description of Business (Details)	12 Months Ended
Jun. 30, 2018
CLPS Incorporation ("CLPS" or the "Company") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	May 11, 2017
Entity Incorporation, State Country Name	Cayman Islands
% of Equity Ownership, description	Parent
Principal Activities	Holding Company
Qinheng Co., Limited ("Qinheng") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 09, 2017
Entity Incorporation, State Country Name	Hong Kong, China
% of Equity Ownership	100.00%
Principal Activities	Holding Company
Qiner Co., Limited ("Qiner") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Apr. 21, 2017
Entity Incorporation, State Country Name	Hong Kong, China
% of Equity Ownership	100.00%
Principal Activities	Holding Company
Shanghai Qincheng Information Technology Co., Ltd ("CLPS QC" or "WOFE") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 04, 2017
Entity Incorporation, State Country Name	Shanghai, China
% of Equity Ownership	100.00%
Principal Activities	Holding Company
ChinaLink Professional Service Co., Ltd ("CLPS Shanghai") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 30, 2005
Entity Incorporation, State Country Name	Shanghai, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Dalian Co., Ltd (''CLPS Dalian") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	May 25, 2011
Entity Incorporation, State Country Name	Dalian, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Ruicheng Co., Ltd ("CLPS RC") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 26, 2013
Entity Incorporation, State Country Name	Shanghai, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Beijing Hengtong Co., Ltd ("CLPS Beijing") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 30, 2015
Entity Incorporation, State Country Name	Beijing, China
% of Equity Ownership, description	70% owned by CLPS Shanghai and 30% owned by Qiner
Principal Activities	Software development
CLPS TECHNOLOGY (SINGAPORE) PTE.LTD ("CLPS SG") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 18, 2015
Entity Incorporation, State Country Name	Singapore
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS TECHNOLOGY (AUSTRALIA) PTY LTD ("CLPS AU") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Nov. 10, 2015
Entity Incorporation, State Country Name	Australia
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Technology (Hong Kong) Co., Limited ("CLPS Hong Kong") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Jan. 07, 2016
Entity Incorporation, State Country Name	Hong Kong, China
% of Equity Ownership, description	80% owned by CLPS Shanghai and 20% owned by unrelated individual shareholders
Principal Activities	Software development
Judge (Shanghai) Co., Ltd ("Judge China") [Member]
Organization and Description of Business [Line Items]
Entity Acquisition, Date of Acquisition	Nov. 09, 2016
Entity Incorporation, State Country Name	Shanghai, China
% of Equity Ownership, description	60% owned by CLPS Shanghai and 40% owned by an unrelated Company;
Principal Activities	Software development
Judge (Shanghai) Human Resource Co., Ltd ("Judge HR") [Member]
Organization and Description of Business [Line Items]
Entity Acquisition, Date of Acquisition	Nov. 09, 2016
Entity Incorporation, State Country Name	Shanghai, China
% of Equity Ownership, description	70% owned by Judge China and 30% owned by an unrelated company
Principal Activities	Software development
CLPS Shenzhen Co., Ltd ("CLPS Shenzhen") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Apr. 07, 2017
Entity Incorporation, State Country Name	Shenzhen, China
% of Equity Ownership, description	70% owned by CLPS Shanghai and 30% owned by CLPS Hong Kong
Principal Activities	Software development
CLPS Guangzhou Co., Ltd("CLPS Guangzhou") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Sep. 27, 2017
Entity Incorporation, State Country Name	Guangzhou, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLIVST Ltd. ("CLIVST") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 25, 2017
Entity Incorporation, State Country Name	British Virgin Islands
% of Equity Ownership	100.00%
Principal Activities	Holding Company
FDT-CL Financial Technology Services Limited ("FDT-CL") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Oct. 24, 2017	[1]
Entity Incorporation, State Country Name	Hong Kong, China	[1]
% of Equity Ownership, description	52% owned by CLIVST, 48% owned by an unrelated individual	[1]
Principal Activities	Software development	[1]
JQ Technology Co., Limited("JQ") [Member]
Organization and Description of Business [Line Items]
Entity Acquisition, Date of Acquisition	Oct. 17, 2017
Entity Incorporation, State Country Name	Hong Kong, China
% of Equity Ownership, description	55% owned by Qiner, 45% owned by an unrelated individuals
Principal Activities	Software development
JIALIN Technology Limited ("JL") [Member]
Organization and Description of Business [Line Items]
Entity Acquisition, Date of Acquisition	Oct. 17, 2017
Entity Incorporation, State Country Name	Taiwan
% of Equity Ownership, description	100% owned by JQ
Principal Activities	Software development
CLPS Technology (US) Ltd. ("CLPS US") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 05, 2018
Entity Incorporation, State Country Name	Delaware, USA
% of Equity Ownership, description	100% owned by Qiner
Principal Activities	Network technology
Infogain Solutions PTE. Ltd. ("Infogain") [Member]
Organization and Description of Business [Line Items]
Entity Acquisition, Date of Acquisition	Aug. 20, 2018	[2]
Entity Incorporation, State Country Name	Singapore	[2]
% of Equity Ownership, description	80% owned by CLPS SG, 20% owned by unrelated individuals	[2]
Principal Activities	Software development	[2]

[1]	On July 20, 2018, the Company decided to close down FDT-CL.
[2]	Entities incorporated or acquired subsequent to June 30, 2018 are not included in the Company's consolidated financial statements for the years ended June 30, 2018, 2017 and 2016.